Tax Effects Of Temporary Differences (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities):
Net operating loss carryforwards	$ 12,764,000	$ 10,447,000
Accumulated depreciation	(14,000)	(13,000)
Less valuation allowance	(12,750,000)	(10,434,000)
Net deferred tax assets	$ 0	$ 0